Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000069400 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	46.00%
C000069400 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	22.50%
C000069400 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	16.60%
C000069400 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.00%
C000069400 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069400 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	50.00%
C000069400 | International Equity
Holdings [Line Items]
Percent of Total Investments	30.50%
C000069400 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	16.60%
C000069400 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069397 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	17.50%
C000069397 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.60%
C000069397 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	58.90%
C000069397 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069397 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	10.30%
C000069397 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	19.20%
C000069397 | International Equity
Holdings [Line Items]
Percent of Total Investments	11.60%
C000069397 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	58.90%
C000069397 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.30%
C000069399 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	34.70%
C000069399 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	17.00%
C000069399 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	33.30%
C000069399 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.00%
C000069399 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.80%
C000069399 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	37.90%
C000069399 | International Equity
Holdings [Line Items]
Percent of Total Investments	23.00%
C000069399 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	33.30%
C000069399 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	5.80%
C000069398 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	23.30%
C000069398 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	11.40%
C000069398 | iShares Core Total USD Bond Market ETF
Holdings [Line Items]
Percent of Total Investments	50.30%
C000069398 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069398 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069398 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	25.50%
C000069398 | International Equity
Holdings [Line Items]
Percent of Total Investments	15.40%
C000069398 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	50.30%
C000069398 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	8.80%
C000112640 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.20%
C000112640 | iShares Core 1-5 Year USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.10%
C000112640 | iShares Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Total Investments	15.10%
C000112640 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Total Investments	14.90%
C000112640 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Total Investments	14.80%
C000112640 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	20.50%
C000112640 | International Equity
Holdings [Line Items]
Percent of Total Investments	19.30%
C000112640 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	35.70%
C000112640 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	24.50%
C000231047 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Ferguson PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Amgen, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | WW Grainger, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.50%
C000231047 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.30%
C000231047 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000231047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000231047 | Financials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000231047 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000231047 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000231047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099141 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Northrop Grumman Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Republic Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Chubb Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Walmart, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.50%
C000099141 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.20%
C000099141 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000099141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000099141 | Financials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000099141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000099141 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.60%
C000099141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099141 | Energy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099141 | Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125223 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000125223 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000125223 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125223 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125223 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000125223 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125223 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125223 | General Electric Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125223 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125223 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125223 | Information Technology
Holdings [Line Items]
Percent of Total Investments	35.50%
C000125223 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000125223 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000125223 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125223 | Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000125223 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125223 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125223 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000125223 | Energy
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125223 | Materials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000128677 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000128677 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000128677 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000128677 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000128677 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000128677 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000128677 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000128677 | Mastercard, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000128677 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000128677 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	2.30%
C000128677 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.50%
C000128677 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.90%
C000128677 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000128677 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000128677 | Financials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000128677 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000128677 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000128677 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000128677 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000128677 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000128677 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124960 | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Texas Pacific Land Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Charter Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Match Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Qorvo, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | CBRE Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
C000124960 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.40%
C000124960 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000124960 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000124960 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000124960 | Financials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000124960 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124960 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
C000124960 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124960 | Energy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124960 | Materials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000124960 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000124961 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000124961 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124961 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000124961 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000124961 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000124961 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124961 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124961 | Pfizer, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000124961 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124961 | RTX Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000124961 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000124961 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124961 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124961 | Financials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000124961 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000124961 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124961 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000124961 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000124961 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000124961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000245481 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.00%
C000245481 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245481 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	24.50%
C000245481 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	18.80%
C000245481 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	14.00%
C000245481 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000245481 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245481 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245481 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245481 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245481 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	26.40%
C000245481 | International Equity
Holdings [Line Items]
Percent of Total Investments	13.60%
C000245481 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	60.00%
C000245483 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.40%
C000245483 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245483 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	25.30%
C000245483 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.90%
C000245483 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	13.60%
C000245483 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	9.50%
C000245483 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	6.60%
C000245483 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.80%
C000245483 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245483 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245483 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	27.40%
C000245483 | International Equity
Holdings [Line Items]
Percent of Total Investments	14.10%
C000245483 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	58.50%
C000245484 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.40%
C000245484 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000245484 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	32.40%
C000245484 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	6.00%
C000245484 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	10.50%
C000245484 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	7.70%
C000245484 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000245484 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000245484 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245484 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.30%
C000245484 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	35.80%
C000245484 | International Equity
Holdings [Line Items]
Percent of Total Investments	18.80%
C000245484 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	45.40%
C000245485 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	15.40%
C000245485 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	5.90%
C000245485 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	38.40%
C000245485 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	9.30%
C000245485 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000245485 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245485 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245485 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245485 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.40%
C000245485 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245485 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	43.20%
C000245485 | International Equity
Holdings [Line Items]
Percent of Total Investments	23.20%
C000245485 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	33.60%
C000245486 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	18.10%
C000245486 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.90%
C000245486 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	44.40%
C000245486 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000245486 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	5.90%
C000245486 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000245486 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245486 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245486 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245486 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	2.40%
C000245486 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	50.60%
C000245486 | International Equity
Holdings [Line Items]
Percent of Total Investments	27.10%
C000245486 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	22.30%
C000245487 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	21.40%
C000245487 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.20%
C000245487 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	50.70%
C000245487 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.40%
C000245487 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245487 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.50%
C000245487 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000245487 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245487 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245487 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245487 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	58.60%
C000245487 | International Equity
Holdings [Line Items]
Percent of Total Investments	29.60%
C000245487 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	11.80%
C000245488 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	23.90%
C000245488 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.10%
C000245488 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.30%
C000245488 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245488 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245488 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	62.50%
C000245488 | International Equity
Holdings [Line Items]
Percent of Total Investments	33.00%
C000245488 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245489 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	24.90%
C000245489 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.50%
C000245489 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	58.60%
C000245489 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000245489 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245489 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	64.30%
C000245489 | International Equity
Holdings [Line Items]
Percent of Total Investments	34.40%
C000245489 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.30%
C000245490 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.00%
C000245490 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000245490 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	58.80%
C000245490 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245490 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	64.40%
C000245490 | International Equity
Holdings [Line Items]
Percent of Total Investments	34.60%
C000245490 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.00%
C000245482 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000245482 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	58.80%
C000245482 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000245482 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	64.40%
C000245482 | International Equity
Holdings [Line Items]
Percent of Total Investments	34.60%
C000245482 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%